UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ] is a restatement.
					  [    ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Preservation Capital Management
Address:		1044 Main Street, Suite 500
			Kansas City, MO 64105

Form 13F File Number: 28-7238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David L. Sederholm
Title:	President
Phone:	816-474-7737

Signature, Place, and Date of Signing:

David L. Sederholm		Kansas City, Missouri   July 20, 2000

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are reported in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	70

Form 13F Information Table Value Total:	$109798
								(thousands)


List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American International Group,  COM              026874107     2363    20110 SH       SOLE                    20110
Amgen Inc.                     COM              031162100     2324    33082 SH       SOLE                    33082
Analog Devices                 COM              032654105      388     5100 SH       SOLE                     5100
BEA Systems, Inc.              COM              073325102      435     8800 SH       SOLE                     8800
Bank One Corporation           COM              06423A103      531    19987 SH       SOLE                    19987
Bank of America Corp.          COM              060505104      238     5542 SH       SOLE                     5542
Biogen Inc.                    COM              090597105      819    12700 SH       SOLE                    12700
Boeing Co.                     COM              097023105     1816    43440 SH       SOLE                    43440
Broadcom Corporation           COM              111320107      241     1100 SH       SOLE                     1100
CSG Systems Intl. Inc.         COM              126349109     6611   117930 SH       SOLE                   117930
Capital One Financial Corp.    COM              14040H105      268     6000 SH       SOLE                     6000
Carnival Corporation Cl A      COM              143658102     1096    56187 SH       SOLE                    56187
Cigna                          COM              125509109      252     2700 SH       SOLE                     2700
Cisco Systems, Inc.            COM              17275R102     1760    27685 SH       SOLE                    27685
Citigroup                      COM              172967101     2928    48596 SH       SOLE                    48596
Colgate Palmolive Co.          COM              194162103      910    15200 SH       SOLE                    15200
Comdisco Inc.                  COM              200336105     1376    61650 SH       SOLE                    61650
Comverse Technology, Inc.      COM              205862402      242     2600 SH       SOLE                     2600
Countrywide Credit Inds. Inc.  COM              222372104     1134    37400 SH       SOLE                    37400
Cox Radio, Inc.                COM              224051102      252     9000 SH       SOLE                     9000
EMC Corp./Mass                 COM              268648102     3520    45750 SH       SOLE                    45750
Emulex Corp.                   COM              292475209      342     5200 SH       SOLE                     5200
Enron Corp.                    COM              293561106     2186    33884 SH       SOLE                    33884
Exxon Mobil Corp.              COM              30231G102     1341    17084 SH       SOLE                    17084
F & M Natl Corp.               COM              302374103      815    38831 SH       SOLE                    38831
Fannie Mae                     COM              313586109      860    16486 SH       SOLE                    16486
Federated Dept. Stores         COM              31410H101      277     8200 SH       SOLE                     8200
Firstar Corporation            COM              33763V109      732    34741 SH       SOLE                    34741
FleetBoston Financial Corporat COM              339030108      782    23001 SH       SOLE                    23001
General Electric Co.           COM              369604103     5362   101175 SH       SOLE                   101175
Global Marine Inc.             COM              379352404      647    22950 SH       SOLE                    22950
Golden West Financial Corp.    COM              381317106      575    14100 SH       SOLE                    14100
Hartford Finl. Services Group  COM              416515104      798    14270 SH       SOLE                    14270
Hewlett Packard Co.            COM              428236103      250     2000 SH       SOLE                     2000
Honeywell International Inc.   COM              438516106      596    17696 SH       SOLE                    17696
Intel Corp.                    COM              458140100     4934    36911 SH       SOLE                    36911
JDS Uniphase Corporation       COM              46612J101     3186    26575 SH       SOLE                    26575
Johnson & Johnson              COM              478160104     1310    12862 SH       SOLE                    12862
Koninklijke Philips Electronic COM              500472204      262     5520 SH       SOLE                     5520
Lexmark Intl. Group Inc.       COM              529771107     1123    16700 SH       SOLE                    16700
May Dept. Stores Co.           COM              577778103      305    12696 SH       SOLE                    12696
Medtronic Inc.                 COM              585055106     2550    51200 SH       SOLE                    51200
Merrill Lynch & Co. Inc.       COM              590188108      431     3750 SH       SOLE                     3750
Microsoft Corp.                COM              594918104     2388    29850 SH       SOLE                    29850
Motorola Inc.                  COM              620076109     1070    36810 SH       SOLE                    36810
Nokia Corp.                    COM              654902204     5573   111600 SH       SOLE                   111600
Northrop Grumman Corp.         COM              666807102      662    10000 SH       SOLE                    10000
Oracle Corp.                   COM              68389X105     7362    87574 SH       SOLE                    87574
Pepsico Inc.                   COM              713448108     1250    28140 SH       SOLE                    28140
Phillips Petroleum Co.         COM              718507106     1308    25800 SH       SOLE                    25800
Procter & Gamble Co.           COM              742718109      636    11110 SH       SOLE                    11110
Qualcomm, Inc.                 COM              747525103      573     9550 SH       SOLE                     9550
RadioShack Corp.               COM              750438103      208     4400 SH       SOLE                     4400
Royal Dutch Petroleum Co.      COM              780257804      265     4300 SH       SOLE                     4300
Ryland Group                   COM              783764103      723    32700 SH       SOLE                    32700
SanDisk Corporation            COM              80004C101      367     6000 SH       SOLE                     6000
Schering Plough Corp.          COM              806605101     4718    93430 SH       SOLE                    93430
Schlumberger Ltd.              COM              806857108      802    10750 SH       SOLE                    10750
Schwab (Charles) Corp.         COM              808513105      416    12375 SH       SOLE                    12375
Smithkline Beecham PLC         COM              832378301      850    13040 SH       SOLE                    13040
Sun Microsystems Inc.          COM              866810104    13983   153769 SH       SOLE                   153769
Symantec                       COM              871503108      405     7500 SH       SOLE                     7500
Texas Instruments Inc.         COM              882508104      611     8900 SH       SOLE                     8900
Time Warner Inc.               COM              887315109     2736    36000 SH       SOLE                    36000
USX Marathon Group             COM              902905827      827    33000 SH       SOLE                    33000
United Technologies Corp.      COM              913017109      224     3800 SH       SOLE                     3800
VISX Inc.                      COM              92844S105      326    11600 SH       SOLE                    11600
Wachovia Corp.                 COM              929771103      241     4436 SH       SOLE                     4436
Wells Fargo & Co.              COM              949746101      523    13500 SH       SOLE                    13500
WorldCom, Inc.                 COM              98157D106     1581    34465 SH       SOLE                    34465